Debt (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Interest expense	$ 308,983	$ 250,348
Accretion of debt discount	(2,335,954)	(4,727,106)
Bridge Loan [Member]
Interest expense	18,076
Accretion of debt discount	458,777
Bridge Loan One [Member]
Interest expense	44,742	20,891
Accretion of debt discount	170,614	293,234
Convertible Promissory Note [Member]
Interest expense	246,637	229,457
Accretion of debt discount	$ 1,706,563	$ 4,433,872